CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [Abstract]
Revenue from royalty interests	$ 4,595	$ 2,413
Depletion on royalty interests	(2,389)	(1,807)
Gross profit	2,206	606
General and administrative expenses	(4,930)	(3,886)
Share-based payments	(2,255)	(2,881)
Royalty interest impairment	(2,355)	(3,660)
Loss from operations	(7,334)	(9,821)
Share of net income (loss) of Silverback	75	(589)
Mark-to-market gain on derivative royalty asset	684	532
Mark-to-market gain on derivative loan liabilities	673	0
Interest expense	(1,170)	(1,287)
Finance charges	(206)	(138)
Gain (loss) on modification of loan payable	(1,658)	346
Gain on sales of mineral claims	5,093	0
Foreign exchange gain (loss)	(610)	35
Other income (expenses)	(23)	36
Loss before income taxes	(4,476)	(10,886)
Current income tax expense	(1,227)	(53)
Deferred income tax recovery (expense)	(134)	11
Net loss and comprehensive loss	$ (5,837)	$ (10,928)
Earnings (loss) per share - basic	$ (0.11)	$ (0.24)
Earnings (loss) per share - diluted	$ (0.11)	$ (0.24)
Weighted average number of shares outstanding - basic	55,223,734	44,798,615
Weighted average number of shares outstanding - diluted	55,223,734	44,798,615